Other receivables	12 Months Ended
Dec. 31, 2024
Other Receivables
Other receivables

Note	18 | Other receivables

	Note	12.31.24	12.31.23
Non-current:
Related parties	35.c	124	6

Current:
Framework agreement (1)	2.e	-	602
Assigned assets and in custody (2)		8,945	44,436
Judicial deposits		1,468	815
Security deposits		508	796
Prepaid expenses		3,839	1,954
Advances to suppliers		4,678	2,991
Tax credits		13,019	19,068
Debtors for complementary activities		24,229	3,575
Other		22	31
Allowance for the impairment of other receivables		(51)	(128)
Total current		56,657	74,140

(1)	As of December 31, 2023, relates to the Framework Agreement related to the Recognition of consumption in vulnerable neighborhoods period 2022.
(2)	As of December 31, 2024 and 2023, relate to Securities issued by private companies for NV 8,000,000 and NV 19,610,291, respectively, assigned to Global Valores S.A. The Company retains the risks and rewards of the aforementioned assets and may make use of them at any time, at its own request.

The value of the Company’s other financial receivables approximates their fair value.

The non-current other receivables are measured at amortized cost, which does not differ significantly from their fair value.

The roll forward of the allowance for the impairment of other receivables is as follows:

	12.31.24	12.31.23
Balance at beginning of the year	128	296
Increase	51	122
Result from exposure to inflation	(128)	(290)
Balance at end of the year	51	128

The aging analysis of these other receivables is as follows:

	12.31.24	12.31.23
Without expiry date	1,977	1,612
Past due	28,877	7,071
Up to 3 months	1,727	4,575
From 3 to 6 months	14,423	10,575
From 6 to 9 months	708	2,972
From 9 to 12 months	8,945	47,335
More than 12 months	124	6
Total other receivables	56,781	74,146

At the Consolidated Statement of Financial Position date, the maximum exposure to credit risk is the carrying amount of each class of other receivables.

The carrying amount of the Company’s other receivables is denominated in Argentine pesos.